THE VICTORY PORTFOLIOS

Federal Money Market Fund

Institutional Money Market Fund

Supplement dated October 10, 2008 to the

Prospectus dated March 1, 2008

The Board of Trustees of The Victory Portfolios (the “Trust”) approved the participation by each of the Victory Money Market Funds (the “Funds”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).  The Program insures shareholders against loss up to the maximum amount of shares held as of the close of business September 19, 2008, in the event any Fund liquidates its holdings and the net asset value per share at the time of liquidation is less than $1.00 per share.  The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market Funds.  The Funds’ participation in the Program is not certain until the Treasury Department reviews and accepts the agreement, which is expected to take up to 14 days.

The Program does not protect shareholders who were not shareholders of a Fund as of the close of business on September 19, 2008.  If, however, you owned shares on September 19, 2008 and subsequently make additional purchases or sales, the Program will cover: (i) the actual number of shares you hold at the time of a liquidation, if you hold fewer shares than you held as of the close of business on September 19, 2008; or (ii) up to the maximum number of shares you held as of the close of business September 19, 2008 if you hold more shares at the time of a liquidation.

Participation in the initial three months of the Program (that is, until December 18, 2008) requires a payment to the U.S. Department of the Treasury in the amount of 0.01% based on the net asset value of each Fund (except for the Prime Obligations Fund, which requires a payment in the amount of 0.015%) as of September 19, 2008.  The Funds will bear this expense.  The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009.  If the Program is extended, the Board of Trustees of the Trust will consider whether to continue to participate.

Additional information regarding the Program is available on the Treasury Department’s website at www.ustreas.gov.  Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

Please insert this supplement in the front of your prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

THE VICTORY PORTFOLIOS

Financial Reserves Fund

Government Reserves Fund

Ohio Municipal Money Market Fund

Prime Obligations Fund

Tax-Free Money Market Fund

Supplement dated October 10, 2008 to the

Prospectus dated March 1, 2008

The Board of Trustees of The Victory Portfolios (the “Trust”) approved the participation by each of the Victory Money Market Funds (the “Funds”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).  The Program insures shareholders against loss up to the maximum amount of shares held as of the close of business September 19, 2008, in the event any Fund liquidates its holdings and the net asset value per share at the time of liquidation is less than $1.00 per share.  The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market Funds.  The Funds’ participation in the Program is not certain until the Treasury Department reviews and accepts the agreement, which is expected to take up to 14 days.

The Program does not protect shareholders who were not shareholders of a Fund as of the close of business on September 19, 2008.  If, however, you owned shares on September 19, 2008 and subsequently make additional purchases or sales, the Program will cover: (i) the actual number of shares you hold at the time of a liquidation, if you hold fewer shares than you held as of the close of business on September 19, 2008; or (ii) up to the maximum number of shares you held as of the close of business September 19, 2008 if you hold more shares at the time of a liquidation.

Participation in the initial three months of the Program (that is, until December 18, 2008) requires a payment to the U.S. Department of the Treasury in the amount of 0.01% based on the net asset value of each Fund (except for the Prime Obligations Fund, which requires a payment in the amount of 0.015%) as of September 19, 2008.  The Funds will bear this expense.  The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009.  If the Program is extended, the Board of Trustees of the Trust will consider whether to continue to participate.

Additional information regarding the Program is available on the Treasury Department’s website at www.ustreas.gov.  Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

Please insert this supplement in the front of your prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.